Earnings Per Share	3 Months Ended	12 Months Ended
	Jun. 30, 2025	Mar. 31, 2025
Earnings Per Share [Abstract]
Earnings per share

9.      Earnings per share

The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the three months ended June 30, 2024 and 2025, are as follows:

	For the three months ended June 30,
(In millions, except per share data)	2024	2025
Net profits (losses) for the period attributable to owners of Coincheck Parent	¥436	¥(1,377)
Basic and diluted net earnings (losses) per share	¥3.56	¥(10.52)
Weighted-average number of shares, basic and diluted	122,587,617	130,814,526

Weighted-average number of shares has been recasted to reflect the transaction on December 10, 2024. Basic net earnings (losses) per share are computed by dividing net profit (loss) by the weighted-average number of shares of Ordinary Shares outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares (i.e., warrants, RSUs). Diluted net profit (loss) per share is calculated by including any potentially dilutive share issuances in the denominator. For the three months ended June 30, 2024 and 2025, the diluted earnings per share is equal to basic earnings per share, as there were no potentially dilutive securities. For the three months ended June 30, 2025, all potentially dilutive securities were not included in the calculation of diluted losses per share as their effect would be anti-dilutive.

28.    Earnings per share

The bases for calculating basic earnings (losses) per share and diluted earnings (losses) per share for the year ended March 31, 2023, 2024 and 2025, are as follows:

	For the fiscal year ended March 31,
(In millions, except per share data)	2023	2024	2025
Net profits (losses) for the period attributable to owners of the Company	¥(559)	¥1,967	¥(14,350)
Basic and diluted net earnings (losses) per share	¥(4.56)	¥16.05	¥(114.98)
Weighted-average number of shares, basic and diluted	122,587,617	122,587,617	124,803,262

Weighted-average number of shares has been recast to reflect the Reverse Recapitalization. Basic net earnings (losses) per share are computed by dividing net profit (loss) by the weighted-average number of shares of Ordinary Shares outstanding during each period. It excludes the dilutive effects of any potentially issuable common shares (e.g., shares underlying warrants). Diluted net profit (loss) per share is calculated by including any potentially dilutive share issuances in the denominator. For the year ended March 31, 2023 and 2024, the diluted earnings per share is equal to basic earnings per share, as there were no potentially dilutive securities. For the year ended March 31, 2025, all potentially dilutive securities were not included in the calculation of diluted losses per share as their effect would be anti-dilutive.